Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 877,931	$ 826,683
Less: allowance for doubtful accounts
Accounts receivable, net	$ 877,931	$ 826,683